Subsequent events (Detail Textual) - Subsequent Event [Member] ¥ in Millions	3 Months Ended
Mar. 31, 2017 CNY (¥)
Securities Received as Collateral	¥ 4,320.0
Equity Method Investment, Other than Temporary Impairment	26.6
Equity Method Investment, Amount Sold	¥ 20.0